Annual Total Returns[BarChart] - Conservative Allocation Fund - Conservative Allocation Fund Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.79%	7.44%	7.34%	6.62%	0.44%	6.71%	8.92%	(2.04%)	13.99%	9.32%